Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for December 31, 2018 (Successor) are as follows (in thousands):

	Production Services		Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2017 (Predecessor)	$			182,053
Elimination of Predecessor goodwill				(182,053)
Acquisition of business		416,494	154,046	570,540
Balance as of December 31, 2018 (Successor)		$416,494	154,046	570,540

Schedule of Intangible Assets Subject to Amortization

The following is the weighted average amortization period for intangible assets subject to amortization (in years):

Amortization
Customer contracts	10
Trademarks and trade names	8
Total intangible assets	9.6

The details of our intangible assets subject to amortization are set forth below (in thousands):

	Successor			Predecessor
	December 31, 2018			December 31, 2017
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts	$121,500	$(7,088)	$114,412	$58,770	$(58,760)	$10
Trademarks and trade names	25,500	(1,860)	23,640	-	-	-
Total intangible assets	$147,000	$(8,948)	$138,052	$58,770	$(58,760)	$10